Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 08, 2015	Feb. 17, 2015
Subsequent Events (Textual)
Issuance of ordinary shares	$ 467
Amount of ordinary shares	38,138	26,178
YA Global [Member]
Subsequent Events (Textual)
Issuance of ordinary shares	600	600
Ordinary shares issued for commitment fee	13,711
Subsequent Event [Member]
Subsequent Events (Textual)
Increase in ordinary shares authorized			1,500,000
Ordinary shares NIS, shares authorized			320,000,000
Ordinary shares NIS			4,000,000
Ordinary shares NIS, per share			$ 80.00
Subsequent Event [Member] | Standby Equity Distribution Agreement [Member] | YA Global [Member]
Subsequent Events (Textual)
Issuance of ordinary shares				1,300
Description of standby equity distribution agreement				(i) The lapse of 40 months from the date of the Agreement and (ii) the date on which the YA purchased shares under the SEDA in the aggregate amount of $1,300.
Percentage of VWAP, Description
For each ordinary share purchased under the SEDA, YA Global will pay 93% of the lowest daily VWAP (as defined below) of the ordinary shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the ordinary shares at the time of delivery of the advance notice).

Amount of ordinary shares				$ 500
Ordinary shares issued for commitment fee				28,930